Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
ifrs Statement [line items]
Entity Registrant Name	GUANGSHEN RAILWAY CO LTD
Entity Central Index Key	0001012139
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	GSH
H shares [member]
ifrs Statement [line items]
Entity Common Stock, Shares Outstanding	1,431,300,000
A shares [member]
ifrs Statement [line items]
Entity Common Stock, Shares Outstanding	5,652,237,000